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FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:    /  /  (a)
             or fiscal year ending: 12/31/11 (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name: Adams Street Trust
     B.   File Number: 811-21171
     C.   Telephone Number: (312) 553-7980

2.   A.   Street: One North Wacker Drive, Suite 2200
     B.   City: Chicago        C. State: IL
     D.   Zip Code: 60606      Zip Ext. 2823
     E.   Foreign Country:     Foreign Postal Code:

3.   Is this the first filing on this form by Registrant? N

4.   Is this the last filing on this form by Registrant? N

5.   Is Registrant a small business investment company (SBIC)? N
     [If answer is "Y" (Yes), complete only items 89-110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N) Y
     [If answer is "Y" (Yes) complete only items 111-133.]

7.   A. Is Registrant a series or multiple portfolio company? Y
     [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period? 36

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For period ending: 12/31/11
File number 811-21171

C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THIS SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED IN THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                                                     In this the
Series                                                                               last filing
Number                              Series Name                                    for this series?
------ --------------------------------------------------------------------------- ----------------
1      Adams Street Trust Banc Fund VI Series                                            N
2      Adams Street Trust OCM Opportunities Fund IVb, L.P. Series                        N
3      Adams Street Trust Fortress Investment Fund II LLC Series                         N
4      Adams Street Trust EQT III UK No. 2 Limited Partnership Series                    N
5      Adams Street Trust Benchmark Founders Fund IV, L.P. Series                        N
6      Adams Street Trust The Third Cinven Fund (No. 5) Limited Partnership Series       N
7      Adams Street Trust ABS Ventures VI, L.P. Series                                   N
8.     Adams Street Trust VS&A Communications Parallel Partners III, L.P. Series         N
9.     Adams Street Trust OCM Opportunities V, L.P. Series                               N
10.    Adams Street Trust Banc Fund VII, L.P. Series                                     N
11.    Adams Street Trust The Triton Fund 1 (Nos. 1-10), L.P. Series                     N
12.    Adams Street Trust Saints Capital V, L.P. Series                                  N
13.    Adams Street Trust OCM Opportunities VI, L.P. Series                              N
14.    Adams Street Trust Valdivia LBO Fund I L.P. Series                                N
17.    Adams Street Trust The South Place Zurich Partnership 2002 L.P. Series            N
18.    Adams Street Trust Gresham III Fund Series                                        N
20.    Adams Street Trust MHR Institutional Partners III, L.P. Series                    N
21.    Adams Street Trust Rosewood Capital III, L.P. Series                              N
22     Adams Street Trust OCM Opportunities Fund VII, L.P. Series                        N
23     Adams Street Trust OCM Opportunities Fund Vllb, L.P. Series                       N
24     Adams Street Trust Athena Private Equity S.A. Series                              N
25     Adams Street Trust Saints Capital VI, L.P. Series                                 N
26     Adams Street Trust Banc Fund VIII, L.P. Series                                    N
27     Adams Street Trust Saints Capital Everest, L.P. Series                            N
28     Adams Street Trust Ajax EU IV-B Series                                            N
29     Adams Street Trust Ajax EU V-B Series                                             N
30     Adams Street Trust Berkshire Fund IV, L.P. Series                                 N
31     Adams Street Trust Berkshire Fund V, L.P. Series                                  N
32     Adams Street Trust Berkshire Fund V Coinvestment, L.P. Series                     N
33     Adams Street Trust Berkshire Fund VI, L.P. Series                                 N
34     Adams Street Trust Berkshire Fund VII, L.P. Series                                N
35     Adams Street Trust Berkshire Fund V, L.P. Zinc Series                             N
36     Adams Street Trust Berkshire Fund VI, L.P. Zinc Series                            N
37     Adams Street Trust Berkshire Fund V, L.P. Apple Series                            N
38     Adams Street Trust Berkshire Fund VI, L.P. Apple Series                           N
39     Adams Street Trust Berkshire Fund VII, L.P. Apple Series                          N

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For period ending: 12/31/11
File number 811-21171

UNIT INVESTMENT TRUSTS

111. A.   Depositor Name: Adams Street Partners, LLC
     B.   File Number (If any): 801-58169
     C.   City: Chicago State: IL Zip Code: 60606 Zip Ext.: 2823
          Foreign Country:   Foreign Postal Code:

112. A.   Sponsor Name: Adams Street Partners, LLC
     B.   File Number (If any): 801-58169
     C.   City: Chicago State: IL Zip Code: 60606 Zip Ext.: 2823
          Foreign Country:   Foreign Postal Code:

113. A.   Trustee Name: JPMorgan Chase Bank
     B.   City: Brooklyn State: NY Zip Code: 11245 Zip Ext.:
          Foreign Country:   Foreign Postal Code:

114. A.   Principal Underwriter Name: Not Applicable
     B.   File Number: 8- _______________
     C.   City: ______________ State: _______________ Zip Code: _______________
          Zip Ext.:     Foreign Country:    Foreign Postal Code:

115. A.   Independent Public Accountant Name: KPMG LLP
     C.   City: Chicago State: IL Zip Code: 60606 Zip Ext.: 2807
          Foreign Country:   Foreign Postal Code:

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For period ending: 12/31/11
File number 811-21171

116. Family of investment companies information:

     A.   Is Registrant part of a family of investment companies? N

     B. Identify the family in 10 letters: (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117. A.   Is Registrant a separate account of an insurance company? N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

     B.   Variable annuity contracts?

     C.   Scheduled premium variable life contracts?

     D.   Flexible premium variable life contracts?

     E. Other types of insurance products registered under the Securities Act of 1933?

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 0

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period 0

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted) 0

121. State the number of series for which a current prospectus was in existence at the end of the period 0

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period 0

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For period ending: 12/31/11
File number 811-21171

123. State the total value of the additional units considered in answering item 122 ($000's omitted) $0

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $0

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                         Number    Total          Total
                                                           of      Assets        Income
                                                         Series   ($000's     Distributions
                                                       Investing  omitted)  ($000's omitted)
                                                       ---------  --------  ----------------
A.     U.S. Treasury direct issue                                 $         $
                                                       ---------  --------  ----------------
B.     U.S Government agency                                      $         $
                                                       ---------  --------  ----------------
C.     State and municipal tax-free                               $         $
                                                       ---------  --------  ----------------
D.     Public utility debt                                        $         $
                                                       ---------  --------  ----------------
E.     Brokers or dealers debt or debt
       of brokers' or dealers' parent                             $         $
                                                       ---------  --------  ----------------
F.     All other corporate intermed.
       & long-term debt                                           $         $
                                                       ---------  --------  ----------------
G.     All other corporate short-term debt                        $         $
                                                       ---------  --------  ----------------
H.     Equity securities of brokers or
       dealers or parents of brokers or dealers                   $         $
                                                       ---------  --------  ----------------
I.     Investment company equity securities                       $         $
                                                       ---------  --------  ----------------
J.     All other equity securities:
       exempt limited partnership interests                36     $426,629  $          4,054

K.     Other securities                                           $         $
                                                       ---------  --------  ----------------
L.     Total assets of all series of registrant            36     $426,629  $          4,054
                                                       ---------  --------  ----------------

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For period ending: 12/31/11
File number 811-21171

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? N

     [If the answer is "N" (No), go to item 131.]

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $0

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

     811-21171

133. If the Registrant has divested itself of securities in accordance with
     Section 13 (c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

     A.   Name of the issuer;

     B.   Exchange ticker symbol;

     C.   CUSIP number;

     D. Total number of shares or, for debt securities, principal amount divested;

     E.   Date(s) that the securities were divested; and

     F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

This item 133 shall terminate one year after the date on which the provisions of
Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to Section 12 of the Act.

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For period ending: 12/31/11
File number 811-21171

Signature Page

This report is signed on behalf of the registrant (or depositor or trustee).

City of: Chicago State of: Illinois Date: February 3, 2011


Name of Registrant, Depositor, or Trustee:
Adams Street Partners, LLC

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For period ending: 12/31/11
File number 811-21171


/s/Timothy R.M. Bryant
---------------------------------
Timothy R.M. Bryant
Partner

Witness:


/s/Sara A. Robinson
---------------------------------
Sara A. Robinson
Partner